Commitments And Contingencies - Additional Information (Details) - USD ($)			7 Months Ended
	May 28, 2021	Mar. 08, 2021	Sep. 30, 2021
Other Commitments [Line Items]
Payment of underwriter discount			$ 523,430
Over-Allotment Option [Member]
Other Commitments [Line Items]
Overallotment Option Vesting Period		45 days	45 days
Common stock shares subscribed but not issued		3,000,000	3,000,000
Underwriter discount per unit	$ 0.20
Payment of underwriter discount	$ 4,600,000
Deferred underwriting fee payable per unit	$ 0.35
Deferred underwriting commissions	$ 8,050,000
Over-Allotment Option [Member] | Common Class A [Member]
Other Commitments [Line Items]
Stock shares issued during the period new issues	3,000,000	3,000,000
Proposed Public Offering [Member]
Other Commitments [Line Items]
Underwriter discount per unit		$ 0.20
Deferred underwriting fee payable per unit		$ 0.35
Deferred underwriting commissions		$ 7,000,000
Cash underwriting discount		$ 4,000,000
Proposed Public Offering [Member] | Common Class A [Member]
Other Commitments [Line Items]
Common stock shares subscribed but not issued		20,000,000
Proposed Public Offering Inluding Over Allotment Option [Member]
Other Commitments [Line Items]
Deferred underwriting commissions		$ 8,050,000
Cash underwriting discount		$ 4,600,000
Proposed Public Offering Inluding Over Allotment Option [Member] | Common Class A [Member]
Other Commitments [Line Items]
Common stock shares subscribed but not issued		23,000,000